Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2020
Contract With Customer Asset And Liability [Abstract]
Schedule of deferred revenue
	As of December 31,
	2019	2020
Deferred revenue, current	27,089	28,199

Schedule of changes in contract with customer liability balances

Changes in deferred revenue balance for the years ended December 31, 2019 and 2020 were as follows:

	For the years ended December 31,
	2019	2020
Balance at beginning of year	27,191	27,089
Additions to deferred revenue	260,051	203,221
Recognition of deferred revenue as revenues	(259,574)	(203,599)
Exchange differences	(579)	1,488
Balance at end of year	27,089	28,199